Loans and Advances to Customers - Schedule of Loans and Advances to Customers (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Financial service:
Financial service, Subtotal	¥ 24,405	¥ 24,763
Loans and advances to customers, Total	2,512,851	1,927,607
Payment Segment [Member]
Payment:
Credit card receivables	1,321,827	1,045,681
Loss allowance	(45,312)	(43,739)
Payment, Subtotal	1,276,515	1,001,942
Financial Service Segment [Member]
Financial service:
Mortgage loans	909,483	664,594
Overdraft	312,255	261,943
Other	16,879	383
Loss allowance	(2,281)	(1,255)
Financial service, Subtotal	¥ 1,236,336	¥ 925,665